Fair Value Measurements Level 4 Significant Unobservable Inputs - Freestanding Derivatives (Details) - Fair Value, Inputs, Level 3 [Member] $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Interest Rate Swap [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Derivative Assets (Liabilities), at Fair Value, Net	$ 2	$ (2)
Fair Value Measurements, Sensitivity Analysis, Description	Decrease
Swap [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Derivative Assets (Liabilities), at Fair Value, Net	$ 21	$ 35
Fair Value Measurements, Sensitivity Analysis, Description	Increase	Increase
Interest Rate Swaption [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Derivative Assets (Liabilities), at Fair Value, Net	$ 9	$ (3)
Equity Option [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Derivative Assets (Liabilities), at Fair Value, Net	$ (471)	(111)
Hedge Funds [Member] | Interest Rate Swaption [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Derivative Assets (Liabilities), at Fair Value, Net		$ 3
Interest Rate Swap [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Measurements, Sensitivity Analysis, Description		Decrease
Equity Option [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Measurements, Sensitivity Analysis, Description		Increase
Equity Option [Member] | Hedge Funds, Equity [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Measurements, Sensitivity Analysis, Description	Increase
Other Contract [Member] | Equity Volatility [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Measurements, Sensitivity Analysis, Description	Increase	Increase
Other Contract [Member] | Minimum [Member] | Equity Volatility [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Unobservable Input Range	16.00%	10.00%
Other Contract [Member] | Maximum [Member] | Equity Volatility [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Unobservable Input Range	28.00%	25.00%
Other Contract [Member] | Weighted Average [Member] | Equity Volatility [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Unobservable Input Range	21.00%	19.00%
Measurement Input, Discount Rate [Member] | Interest Rate Swaption [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Measurements, Sensitivity Analysis, Description	Increase	Increase
Measurement Input, Discount Rate [Member] | Minimum [Member] | Interest Rate Swap [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Derivative Asset (Liability) Net, Measurement Input	0.01	0.02
Measurement Input, Discount Rate [Member] | Minimum [Member] | Interest Rate Swaption [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Derivative Asset (Liability) Net, Measurement Input	0.01	0.02
Measurement Input, Discount Rate [Member] | Maximum [Member] | Interest Rate Swap [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Derivative Asset (Liability) Net, Measurement Input		0.02
Measurement Input, Discount Rate [Member] | Maximum [Member] | Interest Rate Swaption [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Derivative Asset (Liability) Net, Measurement Input	0.01	0.02
Measurement Input, Discount Rate [Member] | Weighted Average [Member] | Interest Rate Swap [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Derivative Asset (Liability) Net, Measurement Input		0.02
Measurement Input, Discount Rate [Member] | Weighted Average [Member] | Interest Rate Swaption [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Derivative Asset (Liability) Net, Measurement Input	0.01	0.02
Measurement Input, Discount Rate [Member] | Interest Rate Swap [Member] | Long [Member] | Maximum [Member] | Interest Rate Swap [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Derivative Asset (Liability) Net, Measurement Input	0.01
Measurement Input, Discount Rate [Member] | Interest Rate Swap [Member] | Long [Member] | Weighted Average [Member] | Interest Rate Swap [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Derivative Asset (Liability) Net, Measurement Input	0.01
Measurement Input, Price Volatility [Member] | Minimum [Member] | Swap [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Derivative Asset (Liability) Net, Measurement Input	0.16	0.11
Measurement Input, Price Volatility [Member] | Minimum [Member] | Equity Option [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Derivative Asset (Liability) Net, Measurement Input	0	0.11
Measurement Input, Price Volatility [Member] | Maximum [Member] | Swap [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Derivative Asset (Liability) Net, Measurement Input	0.26	0.23
Measurement Input, Price Volatility [Member] | Maximum [Member] | Equity Option [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Derivative Asset (Liability) Net, Measurement Input	0.53	0.35
Measurement Input, Price Volatility [Member] | Weighted Average [Member] | Swap [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Derivative Asset (Liability) Net, Measurement Input	0.19	0.17
Measurement Input, Price Volatility [Member] | Weighted Average [Member] | Equity Option [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Derivative Asset (Liability) Net, Measurement Input	0.31	0.22
Valuation Technique, Discounted Cash Flow [Member] | Interest Rate Swap [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Measurements, Valuation Processes, Description	Discounted cash flows	Discounted cash flows
Valuation Technique, Discounted Cash Flow [Member] | Swap [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Measurements, Valuation Processes, Description	Discounted cash flows	Discounted cash flows
Valuation Technique, Option Pricing Model [Member] | Interest Rate Swaption [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Measurements, Valuation Processes, Description	Option model	Option model
Valuation Technique, Option Pricing Model [Member] | Equity Option [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Fair Value Measurements, Valuation Processes, Description	Option model	Option model